Shareholder Report, Holdings (Details)	Dec. 31, 2025
American Funds® Strategic Bond Fund - Class A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class C | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class T | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class T | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class T | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class T | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class T | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class F-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class F-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class F-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class F-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class F-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class F-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-A | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-A | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-A | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-A | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-C | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-C | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-C | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-C | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-C | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-C | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-T | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-T | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-T | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-T | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-T | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-T | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-T | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-F-1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-F-1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-F-1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-F-1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-F-1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-F-1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-F-2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-F-2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-F-2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-F-2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-F-2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class 529-F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class 529-F-3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class 529-F-3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class 529-F-3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class 529-F-3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class 529-F-3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class R1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class R1 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class R1 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class R1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class R1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class R1 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class R1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class R1 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class R1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class R1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class R1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class R2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class R2 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class R2 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class R2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class R2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class R2 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class R2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class R2 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class R2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class R2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class R2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class R2E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class R2E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class R2E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class R2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class R2E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class R2E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class R2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class R2E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class R2E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class R2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class R2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class R3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class R3 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class R3 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class R3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class R3 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class R3 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class R3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class R3 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class R3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class R3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class R3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class R3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class - R4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class - R4 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class - R4 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class - R4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class - R4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class - R4 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class - R4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class - R4 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class - R4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class - R4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class - R4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class - R4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class - R4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class-R5E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class-R5E | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class-R5E | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class-R5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class-R5E | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class-R5E | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class-R5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class-R5E | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class-R5E | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class-R5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class-R5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class-R5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class-R5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class - R5 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class - R5 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class - R5 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class - R5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class - R5 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class - R5 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class - R5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class - R5 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class - R5 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class - R5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class - R5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class - R5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class - R5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]
American Funds® Strategic Bond Fund - Class - R6 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.68%
American Funds® Strategic Bond Fund - Class - R6 | Corporate bonds & notes of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
American Funds® Strategic Bond Fund - Class - R6 | Mortgage Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.60%
American Funds® Strategic Bond Fund - Class - R6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
American Funds® Strategic Bond Fund - Class - R6 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.36%
American Funds® Strategic Bond Fund - Class - R6 | Asset Backed Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.77%
American Funds® Strategic Bond Fund - Class - R6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.53%
American Funds® Strategic Bond Fund - Class - R6 | Loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
American Funds® Strategic Bond Fund - Class - R6 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds® Strategic Bond Fund - Class - R6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class - R6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.05%
American Funds® Strategic Bond Fund - Class - R6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds® Strategic Bond Fund - Class - R6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.23%	[1]

[1]	Includes derivatives.